Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of provision [Abstract]
Disclosure of reconciliation of provision for closure and reclamation [Table Text Block]
	Maracás	Currais
	Menchen	Novos
	Mine	Tungsten	Total
Balance at December 31, 2022	$3,664	$526	$4,190
Changes in estimated cash flows and discount rates	1,484	(29)	1,455
Accretion	237	33	270
Effect of foreign exchange	327	41	368
Balance at December 31, 2023	$5,712	$571	$6,283
Changes in estimated cash flows and discount rates	(3,891)	(38)	(3,929)
Accretion	284	30	314
Effect of foreign exchange	(967)	(124)	(1,091)
Balance at December 31, 2024	$1,138	$439	$1,577